5. DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities
Balance, December 31, 2011	$484,777

Fair value of warrants issued in private placements	226,400
Change in fair value of derivative liabilities	1,620,319
Foreign exchange effect on derivative liability	11,493
Balance, December 31, 2012	2,342,989

Fair value of warrants issued in private placements	969,502
Exercise of warrants – reclassification to additional paid-in-capital	(117,069)
Change in fair value of derivative liabilities	2,216,119
Foreign exchange effect on derivative liability	(232,635)
Balance, December 31, 2013	5,178,906

Fair value of warrants issued in private placements	301,600
Exercise of warrants – reclassification to additional paid-in-capital	(110,049)
Change in fair value of derivative liabilities	(466,499)
Foreign exchange effect on derivative liability	(421,032)
Balance, December 31, 2014	$4,482,926

Assumptions used for derivatives
	December 31,	December 31,	December 31,
	2014	2013	2012

Risk-free interest rate	1.01 to 1.79%	1.13 to 2.77%	1.21 to 1.80%
Expected life of derivative liability	1 to 8 years	1 to 10 yrs	2 to 10 yrs
Annualized volatility	147.1%	144.2%	201.4%
Dividend rate	0.00%	0.00%	0.00%